Capital Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		December 31, 2015
	Cost	Accumulated amortization	Net book value

Land and improvements	$122,291	$-	$122,291
Buildings and improvements	255,967	71,455	184,512
Vehicles and equipment	921,931	459,607	462,324
Containers and compactors	366,000	212,581	153,419
Furniture, fixtures and computer equipment	30,793	24,228	6,565
	$1,696,982	$767,871	$929,111

		December 31, 2014
	Cost	Accumulated amortization	Net book value

Land and improvements	$133,716	$-	$133,716
Buildings and improvements	275,452	72,795	202,657
Vehicles and equipment	842,994	412,138	430,856
Containers and compactors	364,978	209,764	155,214
Furniture, fixtures and computer equipment	32,486	26,379	6,107
	$1,649,626	$721,076	$928,550